DOLE FOOD AUTOMATIC COMMON EXCHANGE
SECURITY TRUST



Annual Report
December 31, 1998









                                      Administrator, Custodian, Transfer Agent
Trustees                              and Paying Agent
Donald J. Puglisi, Managing           The Bank of New York
  Trustee                             Corporate Trust Administration
William R. Latham III                 101 Barclay Street
James B. O'Neill                      New York, New York 10286

               Dole Food Automatic Common Exchange Security Trust
                  Financial Statements as of December 31, 1998
               and for the year then ended, Financial Highlights,
                     and Report of Independent Accountants

Dole Food Automatic Common Exchange Security Trust

Table of Contents
--------------------------------------------------------------------------------
                                                                          Page
                                                                          ----
Report of Independent Accountants                                           1

Financial  Statements:

     Statement of Assets and Liabilities                                    2

     Schedule of Investments                                                3

     Statement of Operations                                                4

     Statements of Changes in Net Assets                                    5

     Notes to Financial Statements                                         6-7

     Financial Highlights                                                   8

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of Dole Food Automatic Common Exchange Security Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statements of operations and of changes in net assets and financial highlights presents fairly, in all material respects, the financial position of Dole Food Automatic Common Exchange Security Trust (the "Trust"), at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trusts' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                             /s/PricewaterhouseCoopers LLP
                                                PricewaterhouseCoopers LLP
New York, New York
March 9, 1999

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1998

ASSETS:
     Investments, at value (cost $93,411,838)                                  $   93,921,793
     Cash                                                                              79,197
     Receivable from Goldman, Sachs & Company                                          53,000
     Prepaid expenses                                                                  26,041
     Deferred organization costs, net of accumulated amortization
        of $28,559                                                                      8,159
                                                                                -------------

               Total Assets                                                        94,088,190
                                                                                -------------

LIABILITIES:
     Accrued expenses                                                                  53,000
     Unearned expense reimbursement                                                    10,785
                                                                                -------------

               Total Liabilities                                                       63,785
                                                                                -------------

Net Assets                                                                     $   94,024,405
                                                                                =============

COMPOSITION OF NET ASSETS:

$2.75 Trust Automatic Common Exchange Securities ("TRACES"),
   no par value; 2,875,000 shares issued and outstanding.                      $   93,514,450

Unrealized appreciation of investments                                                509,955
                                                                                -------------

NET ASSETS                                                                     $   94,024,405
                                                                                =============

NET ASSET VALUE PER TRACES                                                     $        32.70
($94,024,405 / 2,875,000 shares)                                                =============



See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31,1998
                                                         Par          Maturity          Amortized             Market
        Securities Description                          Value           Date              Cost                Value
        ----------------------                          -----           ----              ----                -----

UNITED STATES GOVERNMENT SECURITIES: - 6.20%

     United States Treasury Strips                    1,975,000       2/15/99         $   1,946,029      $   1,964,453
     United States Treasury Strips                    1,975,000       5/15/99             1,916,487          1,942,176
     United States Treasury Strips                    1,975,000       8/15/99             1,887,147          1,920,372
                                                                                       ------------       ------------

     Total U.S. government securities                                                     5,749,663          5,827,001
                                                                                       ------------       ------------

FORWARD PURCHASE CONTRACTS: - 93.69%

     D. Murdock Living Trust/
     Dole Food Automatic Common Exchange
       Security Trust Purchase Agreement                                                 87,662,175         88,094,792
                                                                                       ------------       ------------

     Total forward purchase contracts                                                    87,662,175         88,094,792
                                                                                       ------------       ------------

TOTAL INVESTMENTS: - 99.89%                                                           $  93,411,838         93,921,793
                                                                                       ============

OTHER ASSETS LESS LIABILITIES: - 0. 11%                                                                        102,612
                                                                                                          ------------

NET ASSETS: - 100.00%                                                                                    $  94,024,405
                                                                                                          ============

See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31,1998

INTEREST INCOME                                                                $        550,886

EXPENSES:
     Administrative fees and expenses                      $         35,000
     Insurance expense                                               27,060
     Accounting fees                                                 25,000
     Legal fees                                                      19,495
     Amortization of deferred organization costs                     12,240
     Trustees fees                                                   12,000
     Other expenses                                                   9,390
                                                            ---------------
          Total fees and expenses                                   140,185
EXPENSE REIMBURSEMENT                                               140,185
                                                            ---------------
TOTAL EXPENSES - Net                                                                          0
                                                                                ---------------

NET INVESTMENT INCOME                                                                   550,886

DECREASE IN UNREALIZED APPRECIATION OF INVESTMENTS                                  (40,103,787)
                                                                                ---------------

NET DECREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                                                $    (39,552,901)
                                                                                ===============



See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                   Year Ended            Year Ended
                                                                                  Dec. 31, 1998         Dec. 31, 1997
                                                                                  -------------         -------------

OPERATIONS:

     Net investment income                                                     $        550,886       $       946,040
     Increase (Decrease) in unrealized appreciation of investments                  (40,103,787)           43,355,167
                                                                                ---------------        --------------

          Net increase (decrease) in net assets from operations                     (39,552,901)           44,301,207
                                                                                ---------------        --------------
DISTRIBUTIONS FROM:
     Return of capital                                                               (7,348,464)           (6,952,177)
     Net investment income                                                             (550,886)             (947,173)
                                                                                ---------------        --------------

          Total distributions                                                        (7,899,350)           (7,899,350)
                                                                                ---------------        --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS FOR THE PERIOD                              (47,452,251)           36,401,857

NET ASSETS. BEGINNING OF PERIOD                                                     141,476,656           105,074,799
                                                                                ---------------        --------------

NET ASSETS, END OF PERIOD                                                      $     94,024,405       $   141,476,656
                                                                                ===============        ==============


See accompanying notes to financial statements

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

NOTES TO THE FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31,1998 AND DECEMBER 31,1997
--------------------------------------------------------------------------------


(1)  ORGANIZATION

     Dole Food Automatic Common Exchange Security Trust ("Trust") was established on January 18, 1996 and amended and restated as of August 8, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of the 1940 (the "Act"), as amended. In August 1996, the Trust sold $2.75 Trust Automatic Common Exchange Securities ("TRACES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Exchange Act of 1933, and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for a forward purchase contract for shares of common stock of Dole Food Company, Inc. ("DFCI"), a Hawaii corporation, with an existing shareholder of DFCI. Each TRACES represents between 0.8329 shares and 1 share of DFCI common stock. The DFCI common stock or its cash equivalent is deliverable pursuant to the contract on August 15, 1999 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York ( the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with generally accepted accounting principles:

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued based on bid side prices at the close of the year. Amortized cost is calculated on an interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of the period from three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and includes accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     ORGANIZATION   EXPENSES  -  Organization  expenses  of  $36,718  are  being amortized on a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

(3)  DISTRIBUTIONS

     TRACES holders receive distributions from the maturity of U.S. Treasury Strips of $2.7475 per annum or $0.6869 per quarter (except for the first distribution on November 15, 1996 which was $0.6945), payable quarterly commencing November 15, 1996.

(4)  PURCHASES AND SALES OF INVESTMENTS

     Maturities of U.S. Treasury Strips totaled $7,900,000 for the year ended December 31, 1998; there were no purchases or sales of U.S. Treasury Strips investments or forward purchase contracts during the period.

(5)  TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee has been paid a one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid trustees fees of $36,000 will be amortized over the life of the Trust. At December 31, 1998, the Trust had amortized $28,559 of such fees.

(6)  INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $509,955, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $93,411,838 at December 31, 1998.

(7)  EXPENSES

     The estimated expenses to be incurred by the Trust in connection with its ongoing operations is approximately $100,000 annually. Goldman, Sachs & Co. has prepaid $101,600 on behalf of the Trust. Goldman, Sachs & Co. has agreed to pay all additional expenses on behalf of the Trust out of its selling commissions.

(8)  FORWARD PURCHASE CONTRACTS

     On August 8, 1996, the Trust entered into one forward purchase contract with one principal shareholder of DFCI (the "Seller") and paid to the Seller $87,769,245 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of DFCI common stock on August 15, 1999 (the "Exchange Date") so as to permit the holders of the TRACES to exchange on the Exchange Date each of their shares of TRACES for between 0.8329 shares and 1 share of DFCI common stock.

     The Seller paid $107,070 of offering expenses related to the Trust. This amount has been recorded as a reduction in the cost of the forward contract.

     The forward purchase contract held by the Trust at December 31, 1998 is as follows:

                                       Exchange             Cost of          Contract        Unrealized
     Forward Contract                    Date              Contract            Value        Appreciation
     ----------------                    ----              --------            -----        ------------
     David H. Murdock Living Trust      8/15/99          $87,662,175       $88,094,792        $432,617

     The Seller's obligation under the forward purchase contract is collateralized by shares of DFCI common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1998, the Custodian held 2,875,000 shares of DFCI common stock with an aggregate value of $86,250,000.

(9)  CAPITAL SHARE TRANSACTIONS

     There were no transactions reported for the period. As of December 31, 1998, there were 2,875,000 TRACES issued and outstanding.

DOLE FOOD AUTOMATIC COMMON EXCHANGE SECURITY TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total investment return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust.

The ratio of expenses and net investment income to average net assets is expressed with and without the application of the expense reimbursement waiver.

                                                                                               Period from August 8, 1996
                                                Year Ended                 Year Ended         (Commencement of Operations)
                                            December 31, 1998          December 31, 1997          to December 31, 1996
                                            -----------------          -----------------          --------------------


Investment income                               $     0.19                 $     0.33                 $     0.16
Expenses                                              0.00                       0.00                       0.00
                                                ----------                 ----------                 ----------
Investment income-net                                 0.19                       0.33                       0.16
Less distributions from:
     Return of capital                               (2.55)                     (2.42)                     (0.53)
     Net investment income                           (0.20)                     (0.33)                     (0.16)
                                                ----------                 ----------                 ----------
          Total distributions                        (2.75)                     (2.75)                     (0.69)
Unrealized gain (loss) on investments               (13.95)                     15.08                      (0.04)
                                                ----------                 ----------
Adjustment to capital (offering expenses)                                                                  (0.95)
                                                                                                      ----------
Net increase (decrease) in net value                (16.51)                     12.66                      (1.52)
Beginning net asset value                            49.21                      36.55                      38.07 *
                                                ----------                 ----------                 ----------
Ending net asset value                          $    32.70                 $    49.21                 $    36.55
                                                ==========                 ==========                 ==========
Ending market value                             $    30.38 **              $    43.50 **              $    35.88 **
                                                ==========                 ==========                 ==========
Total investment return based on
  market value                                     (28.01%)                    29.57%                     (7.00%)

Ratio of expenses to average net assets:
     Before waiver                                   0.12%                      0.10%                      0.08%
     After waiver                                    0.00%                      0.00%                      0.00%
Ratio of net investment income to
  average net assets:
     Before waiver                                   0.35%                      0.67%                      0.36%
     After waiver                                    0.47%                      0.77%                      0.43%
Net assets, end of period (in thousands)        $   94,024                 $  141,477                  $ 105,075

----------
*    Net proceed is less selling commissions and offering expenses.
** Closing price on American Stock Exchange at December 31, 1998, December 31, 1997 and December 31, 1996 respectively.